SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrants outstanding	4,506,963	6,140,321
Weighted average exercise price outstanding	$ 11.29	$ 10.70
Warrants granted	799,000	53,333
Weighted average exercise price Warrants granted	$ 11.25	$ 7.125
Warrants exercised	(554,798)	(328,413)
Weighted average exercise price Warrants exercised	$ 6.87	$ 6.17
Warrants expired	(540,456)	(1,358,278)
Weighted average exercise price Warrants expired	$ 7.33	$ 9.69
Warrants outstanding	4,210,709	4,506,963
Weighted average exercise price outstanding	$ 12.37	$ 11.29